Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	$ (51,511)
Foreign currency translation adjustment	5,994	$ (4,177)	$ (6,491)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	1,743	16	(1,894)
Balance, end of period	(43,774)	(51,511)
Foreign Currency Translation Adjustment [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(51,542)	(47,365)	(40,874)
Foreign currency translation adjustment	5,994	(4,177)	(6,491)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	0	0	0
Balance, end of period	(45,548)	(51,542)	(47,365)
Cash-flow Hedge [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	31	15	1,909
Foreign currency translation adjustment	0	0	0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	1,743	16	(1,894)
Balance, end of period	1,774	31	15
Accumulated Other Comprehensive Loss [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(51,511)	(47,350)	(38,965)
Balance, end of period	$ (43,774)	$ (51,511)	$ (47,350)